Significant Accounting Policies (Details) - Schedule of Accrued Warranty Account - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Accrued Warranty Account [Abstract]
Balance at the beginning of the year	$ 25,049	$ 20,758	$ 9,879
Cost incurred	(15,334)	(3,220)	(5,850)
Expense recognized	30,596	7,511	16,729
Balance at the end of the year	$ 40,311	$ 25,049	$ 20,758